BANK BORROWINGS - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Short and long term bank borrowings
Short-term bank borrowings, weighted average interest rate	4.56%	4.56%	4.05%
Short-term bank borrowings, term	1 year
Unused loan facilities (in RMB) or (in dollars)	$ 46,837	¥ 326,068	¥ 21,375
Long Term Bank Borrowings
Short and long term bank borrowings
Long-term bank borrowings, weighted average interest rate	5.28%	5.28%	5.31%